Distribution Date:	08/15/25	Benchmark 2018-B4 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-B4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
		Rating Agency	Standard & Poor's Rating Services
Historical Bond / Collateral Loss Reconciliation Detail	26
				(212) 438-2430
Interest Shortfall Detail - Collateral Level	27
			55 Water Street | New York, NY 10041 | United States
Supplemental Notes	28	Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Barings LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161HAA8	3.125000%	22,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161HAB6	3.976000%	137,057,000.00	15,945,014.33	0.00	52,831.15	0.00	0.00	52,831.15	15,945,014.33	34.84%	30.00%
A-3	08161HAC4	3.886000%	30,000,000.00	30,000,000.00	0.00	97,150.00	0.00	0.00	97,150.00	30,000,000.00	34.84%	30.00%
A-SB	08161HAD2	4.059000%	41,328,000.00	24,719,540.22	692,308.10	83,613.84	0.00	0.00	775,921.94	24,027,232.12	34.84%	30.00%
A-4	08161HAE0	3.858000%	240,000,000.00	240,000,000.00	0.00	771,600.00	0.00	0.00	771,600.00	240,000,000.00	34.84%	30.00%
A-5	08161HAF7	4.121000%	339,983,000.00	339,983,000.00	0.00	1,167,558.29	0.00	0.00	1,167,558.29	339,983,000.00	34.84%	30.00%
A-M	08161HAH3	4.311000%	111,503,000.00	111,503,000.00	0.00	400,574.53	0.00	0.00	400,574.53	111,503,000.00	23.66%	20.38%
B	08161HAJ9	4.430000%	55,028,000.00	55,028,000.00	0.00	203,145.03	0.00	0.00	203,145.03	55,028,000.00	18.15%	15.63%
C	08161HAK6	4.664943%	49,236,000.00	49,236,000.00	0.00	191,402.62	0.00	0.00	191,402.62	49,236,000.00	13.21%	11.38%
D	08161HAQ3	2.914943%	23,000,000.00	23,000,000.00	0.00	55,869.74	0.00	0.00	55,869.74	23,000,000.00	10.90%	9.39%
E-RR	08161HAT7	4.664943%	34,924,000.00	34,924,000.00	0.00	135,765.39	0.00	0.00	135,765.39	34,924,000.00	7.40%	6.38%
F-RR	08161HAV2	4.664943%	21,721,000.00	21,721,000.00	0.00	84,439.36	0.00	0.00	84,439.36	21,721,000.00	5.23%	4.50%
G-RR	08161HAX8	4.664943%	11,585,000.00	11,585,000.00	0.00	45,036.14	0.00	0.00	45,036.14	11,585,000.00	4.06%	3.50%
H-RR*	08161HAZ3	4.664943%	40,547,279.00	40,547,279.00	0.00	94,439.25	0.00	0.00	94,439.25	40,547,279.00	0.00%	0.00%
S	08161HBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161HBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,158,480,279.00	998,191,833.55	692,308.10	3,383,425.34	0.00	0.00	4,075,733.44	997,499,525.45

X-A	08161HAG5	0.613259%	922,439,000.00	762,150,554.55	0.00	389,496.34	0.00	0.00	389,496.34	761,458,246.45
X-B	08161HAL4	0.234943%	55,028,000.00	55,028,000.00	0.00	10,773.71	0.00	0.00	10,773.71	55,028,000.00
X-D	08161HAN0	1.750000%	23,000,000.00	23,000,000.00	0.00	33,541.67	0.00	0.00	33,541.67	23,000,000.00
Notional SubTotal			1,000,467,000.00	840,178,554.55	0.00	433,811.72	0.00	0.00	433,811.72	839,486,246.45

Deal Distribution Total					692,308.10	3,817,237.06	0.00	0.00	4,509,545.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161HAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161HAB6	116.33856228	0.00000000	0.38546845	0.00000000	0.00000000	0.00000000	0.00000000	0.38546845	116.33856228
A-3	08161HAC4	1,000.00000000	0.00000000	3.23833333	0.00000000	0.00000000	0.00000000	0.00000000	3.23833333	1,000.00000000
A-SB	08161HAD2	598.13057056	16.75155101	2.02317654	0.00000000	0.00000000	0.00000000	0.00000000	18.77472755	581.37901955
A-4	08161HAE0	1,000.00000000	0.00000000	3.21500000	0.00000000	0.00000000	0.00000000	0.00000000	3.21500000	1,000.00000000
A-5	08161HAF7	1,000.00000000	0.00000000	3.43416668	0.00000000	0.00000000	0.00000000	0.00000000	3.43416668	1,000.00000000
A-M	08161HAH3	1,000.00000000	0.00000000	3.59250002	0.00000000	0.00000000	0.00000000	0.00000000	3.59250002	1,000.00000000
B	08161HAJ9	1,000.00000000	0.00000000	3.69166661	0.00000000	0.00000000	0.00000000	0.00000000	3.69166661	1,000.00000000
C	08161HAK6	1,000.00000000	0.00000000	3.88745268	0.00000000	0.00000000	0.00000000	0.00000000	3.88745268	1,000.00000000
D	08161HAQ3	1,000.00000000	0.00000000	2.42911913	0.00000000	0.00000000	0.00000000	0.00000000	2.42911913	1,000.00000000
E-RR	08161HAT7	1,000.00000000	0.00000000	3.88745247	0.00000000	0.00000000	0.00000000	0.00000000	3.88745247	1,000.00000000
F-RR	08161HAV2	1,000.00000000	0.00000000	3.88745270	0.00000000	0.00000000	0.00000000	0.00000000	3.88745270	1,000.00000000
G-RR	08161HAX8	1,000.00000000	0.00000000	3.88745274	0.00000000	0.00000000	0.00000000	0.00000000	3.88745274	1,000.00000000
H-RR	08161HAZ3	1,000.00000000	0.00000000	2.32911437	1.55833835	21.30056767	0.00000000	0.00000000	2.32911437	1,000.00000000
S	08161HBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161HBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161HAG5	826.23409738	0.00000000	0.42224618	0.00000000	0.00000000	0.00000000	0.00000000	0.42224618	825.48357826
X-B	08161HAL4	1,000.00000000	0.00000000	0.19578596	0.00000000	0.00000000	0.00000000	0.00000000	0.19578596	1,000.00000000
X-D	08161HAN0	1,000.00000000	0.00000000	1.45833348	0.00000000	0.00000000	0.00000000	0.00000000	1.45833348	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/25 - 07/30/25	30	0.00	52,831.15	0.00	52,831.15	0.00	0.00	0.00	52,831.15	0.00
A-3	07/01/25 - 07/30/25	30	0.00	97,150.00	0.00	97,150.00	0.00	0.00	0.00	97,150.00	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	83,613.84	0.00	83,613.84	0.00	0.00	0.00	83,613.84	0.00
A-4	07/01/25 - 07/30/25	30	0.00	771,600.00	0.00	771,600.00	0.00	0.00	0.00	771,600.00	0.00
A-5	07/01/25 - 07/30/25	30	0.00	1,167,558.29	0.00	1,167,558.29	0.00	0.00	0.00	1,167,558.29	0.00
X-A	07/01/25 - 07/30/25	30	0.00	389,496.34	0.00	389,496.34	0.00	0.00	0.00	389,496.34	0.00
X-B	07/01/25 - 07/30/25	30	0.00	10,773.71	0.00	10,773.71	0.00	0.00	0.00	10,773.71	0.00
X-D	07/01/25 - 07/30/25	30	0.00	33,541.67	0.00	33,541.67	0.00	0.00	0.00	33,541.67	0.00
A-M	07/01/25 - 07/30/25	30	0.00	400,574.53	0.00	400,574.53	0.00	0.00	0.00	400,574.53	0.00
B	07/01/25 - 07/30/25	30	0.00	203,145.03	0.00	203,145.03	0.00	0.00	0.00	203,145.03	0.00
C	07/01/25 - 07/30/25	30	0.00	191,402.62	0.00	191,402.62	0.00	0.00	0.00	191,402.62	0.00
D	07/01/25 - 07/30/25	30	0.00	55,869.74	0.00	55,869.74	0.00	0.00	0.00	55,869.74	0.00
E-RR	07/01/25 - 07/30/25	30	0.00	135,765.39	0.00	135,765.39	0.00	0.00	0.00	135,765.39	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	84,439.36	0.00	84,439.36	0.00	0.00	0.00	84,439.36	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	45,036.14	0.00	45,036.14	0.00	0.00	0.00	45,036.14	0.00
H-RR	07/01/25 - 07/30/25	30	800,493.68	157,625.62	0.00	157,625.62	63,186.38	0.00	0.00	94,439.25	863,680.06
Totals			800,493.68	3,880,423.43	0.00	3,880,423.43	63,186.38	0.00	0.00	3,817,237.06	863,680.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,509,545.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,890,042.83	Master Servicing Fee	6,455.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,904.44
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	429.29
ARD Interest	0.00	Operating Advisor Fee	1,915.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,890,042.83	Total Fees	13,994.03

Principal		Expenses/Reimbursements
Scheduled Principal	692,308.10	Reimbursement for Interest on Advances	737.81
Unscheduled Principal Collections		ASER Amount	33,968.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,072.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,032.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	692,308.10	Total Expenses/Reimbursements	58,811.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,817,237.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	692,308.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,509,545.16
Total Funds Collected	4,582,350.93	Total Funds Distributed	4,582,350.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Standard & Poor's Rating Services
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	08161HAA8	AAA	N/A	AAA	PIF	08/01/25	AAA	N'A	08/01/25
	A2	08161HAB6	AAA	AAA	AAA	AAA	08/01/25	AAA	AAA	08/01/25
	A3	08161HAC4	AAA	AAA	AAA	AAA	08/01/25	AAA	AAA	08/01/25
	ASB	08161HAD2	AAA	AAA	AAA	AAA	08/01/25	AAA	AAA	08/01/25
	A4	08161HAE0	AAA	AAA	AAA	AAA	08/01/25	AAA	AAA	08/01/25
	A5	08161HAF7	AAA	AAA	AAA	AAA	08/01/25	AAA	AAA	08/01/25
	XA	08161HAG5	AAA	AAA	AAA	AA-	08/01/25	NR	N'A	08/01/25
	XB	08161HAL4	AA	AA (high)	AA-	A-	08/01/25	NR	N'A	08/01/25
	XD	08161HAN0	A	BBB (high)	BBB	BB-	08/01/25	NR	N'A	08/01/25
	AM	08161HAH3	AAA	AAA	AAA	AA-	08/01/25	NR	N'A	08/01/25
	B	08161HAJ9	AA	AA	AA-	A-	08/01/25	NR	N'A	08/01/25
	C	08161HAK6	A	A (low)	A-	BBB-	08/01/25	NR	N'A	08/01/25
	D	08161HAQ3	A	BBB	BBB	BB-	08/01/25	NR	N'A	08/01/25
ERR		08161HAT7	BBB	N/A	BBB-	N'A	08/01/25	NR	N'A	08/01/25
	FRR	08161HAV2	BB	N/A	BB-	N'A	08/01/25	NR	N'A	08/01/25
GRR		08161HAX8	B	N/A	B-	N'A	08/01/25	NR	N'A	08/01/25
HRR		08161HAZ3	NR	N/A	NR	N'A	08/01/25	NR	N'A	08/01/25
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	997,066,510.56	997,066,510.56	Beginning Certificate Balance	998,191,833.55
(-) Scheduled Principal Collections	692,308.10	692,308.10	(-) Principal Distributions	692,308.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	996,374,202.46	996,374,202.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	998,317,720.64	998,317,720.64	Ending Certificate Balance	997,499,525.45
Ending Actual Collateral Balance	997,784,363.97	997,784,363.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,125,322.99
Beginning Cumulative Advances	0.00	1,125,323.25	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,125,322.99
Ending Cumulative Advances	0.00	1,125,323.25	Net WAC Rate	4.66%
			UC / (OC) Interest	4,374.64
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP
	7,499,999 or less	3	14,589,203.90	1.46%	34	5.1794	1.504673	1.44 or less	9	194,073,094.41	19.48%	26	4.9632	0.873297
7,500,000 to 14,999,999		12	132,885,275.84	13.34%	33	4.8433	1.939649	1.45 to 1.49	2	27,601,042.46	2.77%	34	4.8600	1.488662
15,000,000 to 24,999,999		8	154,227,063.37	15.48%	34	5.0327	1.587386	1.50 to 1.74	10	213,093,096.16	21.39%	34	4.8616	1.658651
25,000,000 to 49,999,999		8	270,636,281.45	27.16%	28	4.6158	1.559704	1.75 to 1.99	2	22,287,554.71	2.24%	34	5.0765	1.836656
	50,000,000 or greater	7	392,009,260.48	39.34%	26	4.1031	2.409696	2.00 to 2.49	8	291,261,801.42	29.23%	24	4.2949	2.226149
	Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737	2.50 or greater	7	216,030,495.88	21.68%	32	3.9603	2.952871
								Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP
							Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP
Arizona	1	60,000,000.00	6.02%	29	3.5595	2.855600
							Industrial	4	68,137,387.81	6.84%	35	4.9955	1.400986
California	9	240,305,716.42	24.12%	32	4.2735	2.269540
							Lodging	7	104,036,763.13	10.44%	21	5.1058	1.347974
Florida	2	131,617,819.83	13.21%	35	4.2669	2.262827
							Mixed Use	3	52,132,843.23	5.23%	33	4.9596	1.285967
Hawaii	1	19,007,554.71	1.91%	34	5.0880	1.832300
							Multi-Family	4	108,450,000.00	10.88%	32	4.2276	2.015245
Illinois	2	85,170,710.88	8.55%	(1)	4.7235	1.696764
							Office	18	332,663,417.82	33.39%	24	4.1602	2.310672
Kansas	1	2,081,565.00	0.21%	34	5.0100	1.861900
							Retail	13	285,260,374.91	28.63%	34	4.5963	1.950799
Maryland	1	7,919,735.62	0.79%	(15)	5.0960	(0.291600)
							Self Storage	1	13,666,298.14	1.37%	34	5.0700	1.626400
Michigan	1	10,237,706.82	1.03%	(15)	5.0960	(0.291600)
							Totals	53	996,374,202.46	100.00%	29	4.5305	1.946737
Mississippi	1	9,658,214.16	0.97%	(15)	5.0960	(0.291600)

Montana	1	8,338,201.93	0.84%	33	4.8600	1.499200

Nevada	1	14,551,722.88	1.46%	33	4.8850	1.611000

New Jersey	4	85,859,490.15	8.62%	34	4.7878	1.720109

New Mexico	1	1,198,435.00	0.12%	34	5.0100	1.861900

New York	4	95,149,770.33	9.55%	34	4.4307	1.934618

North Carolina	11	55,718,507.55	5.59%	32	4.6848	1.234261

Ohio	3	35,072,776.22	3.52%	34	5.0797	1.348827

Oklahoma	1	19,262,840.53	1.93%	34	4.8600	1.484100

Pennsylvania	2	29,696,794.02	2.98%	34	5.2697	2.122319

Tennessee	1	35,234,588.89	3.54%	34	4.9400	2.055600

Washington	2	18,264,934.10	1.83%	32	4.7101	1.585832

Totals	53	996,374,202.46	100.00%	29	4.5305	1.946737

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP
	3.9999% or less	4	190,000,000.00	19.07%	31	3.6650	2.885874	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	3	165,000,000.00	16.56%	35	4.1066	2.340894	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	10,000,000.00	1.00%	33	4.3800	2.321100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	148,515,201.54	14.91%	13	4.6144	1.876936	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	273,294,538.12	27.43%	34	4.8827	1.653136	49 months or greater	38	964,347,085.04	96.79%	29	4.5139	1.961178
	5.0000% or greater	12	177,537,345.38	17.82%	26	5.1568	1.143056	Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737
	Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP
	60 months or less	38	964,347,085.04	96.79%	29	4.5139	1.961178	Interest Only	18	548,980,000.00	55.10%	28	4.1782	2.399639
61 months to 77 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	415,367,085.04	41.69%	30	4.9577	1.381675
	78 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	32,027,117.42	3.21%	32	5.0288	NAP			No outstanding loans in this group
Underwriter's Information		4	90,000,000.00	9.03%	33	4.1038	2.835556
	12 months or less	31	767,328,235.71	77.01%	29	4.5216	2.028652
	13 months to 24 months	3	107,018,849.33	10.74%	20	4.8039	0.742057
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	996,374,202.46	100.00%	29	4.5305	1.946737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310731001	RT	Aventura	FL	Actual/360	4.121%	266,164.06	0.00	0.00	N/A	07/01/28	--	75,000,000.00	75,000,000.00	08/01/25
1A	310731008				Actual/360	4.121%	141,954.17	0.00	0.00	N/A	07/01/28	--	40,000,000.00	40,000,000.00	08/01/25
2	656120809	OF	San Francisco	CA	Actual/360	3.709%	159,675.83	0.00	0.00	04/06/28	04/06/31	--	50,000,000.00	50,000,000.00	08/06/25
2A	656120812				Actual/360	3.709%	95,805.50	0.00	0.00	04/06/28	04/06/31	--	30,000,000.00	30,000,000.00	08/06/25
3	310851003	OF	Tempe	AZ	Actual/360	3.559%	183,907.50	0.00	0.00	01/06/28	01/06/33	--	60,000,000.00	60,000,000.00	08/06/25
4	304102053	Various Various		Various	Actual/360	4.898%	240,747.76	71,246.65	0.00	N/A	07/06/28	--	57,080,507.13	57,009,260.48	08/06/25
5	656120805	MF	San Francisco	CA	Actual/360	3.722%	160,244.95	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	08/06/25
6	310851006	OF	Chicago	IL	Actual/360	4.627%	199,235.28	0.00	0.00	N/A	07/01/23	07/01/26	50,000,000.00	50,000,000.00	08/01/25
7	310851007	OF	New York	NY	Actual/360	4.073%	175,365.28	0.00	0.00	06/01/28	06/01/29	--	50,000,000.00	50,000,000.00	08/01/25
8	310550009	OF	Durham	NC	Actual/360	4.575%	173,690.51	59,920.31	0.00	N/A	04/01/28	--	44,092,402.16	44,032,481.85	06/01/25
9	310851009	MF	Jersey City	NJ	Actual/360	4.662%	80,283.11	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	08/06/25
9A	310851109				Actual/360	4.662%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	08/06/25
9B	310851119				Actual/360	4.662%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	08/06/25
10	310851010	LO	Nashville	TN	Actual/360	4.940%	150,152.50	63,111.77	0.00	N/A	06/01/28	--	35,297,700.66	35,234,588.89	08/01/25
11	304102040	OF	Westchester	IL	Actual/360	4.860%	147,456.69	63,862.56	0.00	N/A	06/06/28	--	35,234,573.44	35,170,710.88	05/06/25
12	310851012	RT	Sherman Oaks	CA	Actual/360	4.751%	131,939.23	0.00	0.00	N/A	05/01/28	--	32,250,000.00	32,250,000.00	08/01/25
15	310851015	LO	Various	Various	Actual/360	5.096%	122,215.61	35,168.56	0.00	N/A	05/01/24	--	27,850,825.16	27,815,656.60	01/01/23
17	304102039	MU	Los Angeles	CA	Actual/360	5.040%	113,555.62	32,046.99	0.00	N/A	05/06/28	--	26,164,890.22	26,132,843.23	08/06/25
18	656120796	MF	Jenks	OK	Actual/360	5.035%	89,834.63	56,823.13	0.00	N/A	03/06/28	--	20,719,779.38	20,662,956.25	08/06/25
19	310851019	IN	North Canton	OH	Actual/360	5.210%	95,759.85	36,175.06	0.00	N/A	07/06/28	--	21,344,527.48	21,308,352.42	08/06/25
20	304102056	RT	Brooklyn	NY	Actual/360	4.980%	102,920.00	0.00	0.00	N/A	07/06/28	--	24,000,000.00	24,000,000.00	08/06/25
21	304102059	RT	Yukon	OK	Actual/360	4.860%	80,741.38	30,201.23	0.00	N/A	06/06/28	--	19,293,041.76	19,262,840.53	08/06/25
22	656120821	RT	Kailua-Kona	HI	Actual/360	5.088%	83,365.73	19,925.78	0.00	N/A	06/06/28	--	19,027,480.49	19,007,554.71	08/06/25
24	656120825	LO	Orlando	FL	Actual/360	5.275%	75,593.53	24,082.04	0.00	N/A	06/06/28	--	16,641,901.87	16,617,819.83	08/06/25
25	310550103	MU	Monterey Park	CA	Actual/360	4.845%	75,097.50	0.00	0.00	N/A	04/01/28	--	18,000,000.00	18,000,000.00	08/01/25
26	310851026	LO	Hershey	PA	Actual/360	5.440%	75,217.21	26,308.23	0.00	N/A	06/06/28	--	16,056,804.11	16,030,495.88	08/06/25
27	310851027	RT	Everett	WA	Actual/360	4.560%	56,957.72	22,642.31	0.00	N/A	04/01/28	--	14,505,362.00	14,482,719.69	08/01/25
28	310851028	RT	Las Vegas	NV	Actual/360	4.885%	61,289.83	18,447.38	0.00	N/A	05/06/28	--	14,570,170.26	14,551,722.88	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	310851029	RT	Cleveland	OH	Actual/360	4.855%	54,549.29	20,689.99	0.00	N/A	04/06/28	--	13,047,902.52	13,027,212.53	08/06/25
30	310851030	SS	Philadelphia	PA	Actual/360	5.070%	59,737.07	16,559.14	0.00	N/A	06/06/28	--	13,682,857.28	13,666,298.14	08/06/25
31	656120837	RT	Washington	NC	Actual/360	5.100%	51,458.16	31,202.19	0.00	N/A	06/01/28	--	11,717,227.89	11,686,025.70	08/01/25
32	304102032	RT	Menifee	CA	Actual/360	5.150%	47,442.21	14,804.78	0.00	N/A	05/06/28	--	10,697,899.75	10,683,094.97	08/06/25
33	304102037	MF	New York	NY	Actual/360	4.380%	37,716.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/25
35	304102034	LO	Missoula	MT	Actual/360	4.860%	34,959.11	15,229.21	0.00	N/A	05/06/28	--	8,353,431.14	8,338,201.93	08/06/25
36	310851036	MF	Antioch	CA	Actual/360	4.985%	36,272.80	0.00	0.00	N/A	05/06/28	--	8,450,000.00	8,450,000.00	08/06/25
37	310851037	MU	Los Angeles	CA	Actual/360	4.955%	34,134.44	0.00	0.00	N/A	06/06/28	--	8,000,000.00	8,000,000.00	08/06/25
38	656120822	RT	Palmdale	CA	Actual/360	5.191%	30,386.31	8,012.54	0.00	N/A	06/06/28	--	6,797,790.76	6,789,778.22	08/06/25
39	310851039	OF	Riverton	UT	Actual/360	5.095%	24,991.74	9,976.15	0.00	N/A	05/06/28	--	5,696,302.63	5,686,326.48	08/06/25
40	304102041	MF	Lima	OH	Actual/360	4.940%	24,187.77	8,201.74	0.00	N/A	05/06/28	--	5,686,036.43	5,677,834.69	08/06/25
41	656120820	RT	Various	Various	Actual/360	5.285%	20,602.69	7,670.36	0.00	N/A	05/06/28	--	4,527,096.04	4,519,425.68	08/06/25
44	304102044	OF	Various	Various	Actual/360	5.010%	14,150.47	0.00	0.00	N/A	06/06/28	--	3,280,000.00	3,280,000.00	08/06/25
Totals							3,890,042.83	692,308.10	0.00				997,066,510.56	996,374,202.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	163,624,408.00	43,971,661.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	30,234,427.35	7,929,274.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	58,065,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,922,435.07	3,428,301.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	28,281,189.37	7,064,753.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	37,771,404.00	37,915,782.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	20,985,676.17	5,332,742.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,060,453.37	3,181,666.21	01/01/24	06/30/24	--	0.00	0.00	232,646.42	466,100.15	0.00	0.00
9	13,588,889.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	10,144,945.61	10,347,233.74	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,443,656.27	8,188,545.85	07/01/23	06/30/24	--	0.00	0.00	210,842.59	633,506.68	0.00	0.00
12	2,679,109.30	1,276,796.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	146,620.69	07/01/23	06/30/24	05/12/25	7,748,327.26	409,155.70	123,016.60	4,466,035.48	913,627.56	0.00
17	1,711,887.45	359,935.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,589,527.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,963,979.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,094,990.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,913,582.17	927,016.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,854,593.88	1,857,681.47	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	7,703,240.56	8,394,676.61	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,341,514.00	3,336,364.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,679,663.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,314,864.53	805,800.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	4,485,109.38	1,197,105.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,543,912.15	751,384.85	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,375,325.25	372,650.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,121,856.88	303,816.17	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,565,988.64	258,723.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,062,530.79	1,056,560.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	793,870.40	362,846.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	926,421.46	427,821.43	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	686,775.00	343,388.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	491,496.80	250,077.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	309,797.63	157,209.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	428,333,399.22	149,946,438.28				7,748,327.26	409,155.70	566,505.61	5,565,642.31	913,627.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	1	44,032,481.85	1	35,170,710.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.530456%	4.487308%	29
07/17/25	1	35,234,573.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.530760%	4.487588%	30
06/17/25	1	35,302,915.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,887,384.64	4.531089%	4.487891%	31
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.534371%	4.491414%	32
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.534685%	4.491701%	33
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.534971%	4.491964%	34
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535333%	4.492296%	35
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535615%	4.492555%	36
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535896%	4.492813%	37
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536202%	4.493093%	38
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536479%	4.493347%	39
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,000,000.00	4.536781%	4.493624%	40
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	310550009	06/01/25	1	1	232,646.42	466,100.15	68,524.38	44,157,676.56	09/05/24	13
11	304102040	05/06/25	2	2	210,842.59	633,506.68	44,360.41	35,366,227.47	09/10/24	2
15	310851015	01/01/23	30	5	123,016.60	4,466,035.48	1,391,850.18	28,905,106.80	03/15/23	2
Totals					566,505.61	5,565,642.31	1,504,734.97	108,429,010.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		27,815,657	0	27,815,657		0
0 - 6 Months		0	0	0		0
7 - 12 Months		50,000,000	50,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		728,558,546	649,355,353	79,203,193		0
37 - 48 Months		50,000,000	50,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		140,000,000	140,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	996,374,202	889,355,353	44,032,482	35,170,711	27,815,657	0
Jul-25	997,066,511	933,981,112	35,234,573	0	27,850,825	0
Jun-25	997,817,480	934,624,794	35,302,916	0	27,889,771	0
May-25	1,007,386,141	979,461,526	0	0	27,924,616	0
Apr-25	1,008,124,841	980,161,592	0	0	27,963,249	0
Mar-25	1,008,800,075	980,802,302	0	0	27,997,773	0
Feb-25	1,009,654,032	981,610,029	0	0	28,044,003	0
Jan-25	1,010,322,760	982,244,586	0	0	28,078,174	0
Dec-24	1,010,988,642	982,876,446	0	0	28,112,196	0
Nov-24	1,011,712,505	983,562,469	0	0	28,150,036	0
Oct-24	1,012,372,474	984,188,730	0	0	28,183,744	0
Sep-24	1,013,090,638	984,869,357	0	0	28,221,281	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	310550009	44,032,481.85	44,157,676.56	108,250,000.00	02/13/18	6,398,295.78	1.37040	06/30/24	04/01/28	274
11	304102040	35,170,710.88	35,366,227.47	41,000,000.00	05/27/25	8,188,545.85	1.30470	06/30/24	06/06/28	273
15	310851015	27,815,656.60	28,905,106.80	48,100,000.00	02/05/25	146,620.69	0.04870	06/30/25	05/01/24	274
Totals		107,018,849.33	108,429,010.83	197,350,000.00		14,733,462.32

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	310550009	OF	NC	09/05/24	13

The loan transferred to Special Servicing effective 9/6/2024 for imminent monetary default. The subject is a 691,705 SF complex located in Durham, NC. The complex consists of 10 buildings that were built between 1985 and 1988. A September

2024 site I nspection found the asset in good overall condition. The occupancy as of April 2025 is 60%. The December 2024 T-12 NOI DSCR based on the Borrower's unaudited financials was 1.08x. A draft budget for 2025 for all 10 buildings was also received, and it projected a YE 2025 DSCR of less than 1.0x. The Lender is in discussions with Borrower about a loan modification. Terms have not been reached between Lender and Borrower at this time. A payment default occurred. The special servicer is evaluating rights and remedies as outlined under the loan documents while continuing discussions with Borrower about a potential loan modification.

11	304102040	OF	IL	09/10/24	2

The loan transferred to Special Servicing effective 9/10/2024 for imminent non-monetary default. The subject is a 1,156,393 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in

2016. As o f July 2025, the subject is 56.9% leased, down from 64.9% leased in Feb-2025. This is compared to YE 2024 and YE 2023 leased occupancies of 61.8% and 67.1%, respectively. The decrease in occupancy from February is due to the Property's second largest tena nt signing an amendment to reduce their footprint by nearly 65%, while extending the term on their remaining premises by 7.5 years. A site inspection was completed in November 2024 and reported the

Property is in good condition with no observed material d eferred maintenance. One of three pari passu loans. The SS is commencing the exercise of remedies to include receivership and foreclosure following a monetary default.

15	310851015	LO	Various	03/15/23	2

has been appointed to all three assets. It should be noted that Hilton has issued the Borrower a default notice on the Jackson asset, due to underperformance and non-compliance with brand standards. The Receiver/property manager has put forth an acti

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	310851015	0.00	5.09600%	0.00	5.09600%	9	11/10/21	11/01/20	12/13/21
17	304102039	27,000,000.00	5.04000%	27,000,000.00	5.04000%	10	08/21/20	08/25/20	--
24	656120825	17,779,399.84	5.27500%	17,779,399.84	5.27500%	10	05/04/20	05/06/20	06/11/20
24	656120825	0.00	5.27500%	0.00	5.27500%	10	06/11/20	05/06/20	05/04/20
25	310550103	0.00	4.84500%	0.00	4.84500%	9	08/13/21	10/01/20	09/13/21
26	310851026	0.00	5.44000%	0.00	5.44000%	10	07/01/20	07/06/20	08/11/20
26	310851026	0.00	5.44000%	0.00	5.44000%	10	08/11/20	07/06/20	07/01/20
Totals		44,779,399.84		44,779,399.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	9,492.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,585.22	0.00	0.00	0.00	0.00	0.00	737.81	0.00	0.00	0.00
15	0.00	0.00	5,995.66	0.00	0.00	33,968.02	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	1,032.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,072.99	0.00	1,032.92	33,968.02	0.00	0.00	737.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		58,811.74

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28